Warrants (Tables)	12 Months Ended
Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Schedule Of Warrants [Abstract]
Schedule of warrants
	Warrants	Weighted- average exercise price	Weighted- average remaining contractual term (years)

Outstanding at July 31, 2020	2,540,000	$0.33	1.61
Granted	107,701,179	$0.01	9.50
Exercised	(330,000)	$0.10	-
Expired	(405,000)	$0.50	-
Outstanding at July 31, 2021	109,506,179	$0.01	9.17
Exercised	-	-	-
Expired	(665,000)	$0.18	-
Outstanding at July 31, 2022	108,841,179	$0.01	8.21
Exercisable at July 31, 2022	81,615,885	$0.01	8.22